RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)				1 Months Ended
	Oct. 08, 2021	Oct. 05, 2021	Oct. 05, 2020	Oct. 31, 2021	Aug. 30, 2021	Oct. 21, 2020
Related Party Transaction [Line Items]
Working Capital Loans	$ 1,500,000
Conversion Price	$ 1.00
Administrative Support Agreement [Member]
Related Party Transaction [Line Items]
Periodic payment		$ 10,000
Common Class B [Member]
Related Party Transaction [Line Items]
Common stock, shares outstanding	5,175,000				4,312,500
Avalon Acquisition Holdings [Member]
Related Party Transaction [Line Items]
Number of shares transferred			150,000
Avalon Acquisition Holdings [Member] | Common Class B [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Value, New Issues			$ 5,175,000			$ 25,000
Stock Issued During Period, Shares, New Issues						5,750,000
Underwriter [Member] | Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, New Issues	155,250
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures			675,000		1,437,500
Sponsor [Member] | Unsecured Promissory Note [Member]
Related Party Transaction [Line Items]
General and administrative expense				$ 250,000
Principal amount	$ 68,509